Share-Based Compensation - Schedule of Share-Based Compensation Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Stock Based Compensation Expenses [Line Items]
Total stock based compensation expenses	$ 35,660,544	$ 1,991,885	$ 1,662,883
Long-Term Incentive Plan [Member]
Schedule of Stock Based Compensation Expenses [Line Items]
Total stock based compensation expenses	28,279,364
Stock Options Given to Employees [Member]
Schedule of Stock Based Compensation Expenses [Line Items]
Total stock based compensation expenses	514,956	101,414	215,227
Stock Options Given to Third -Party Consultant [Member]
Schedule of Stock Based Compensation Expenses [Line Items]
Total stock based compensation expenses		2,736	26,893
Restricted Stock Units [Member]
Schedule of Stock Based Compensation Expenses [Line Items]
Total stock based compensation expenses	5,349,337	1,887,735	1,420,763
Board of Directors Compensation [Member]
Schedule of Stock Based Compensation Expenses [Line Items]
Total stock based compensation expenses	$ 1,516,887